INVESCO MANAGER SERIES FUNDS, INC.

                     CLASS A, CLASS B, AND CLASS C SHARES OF
                            INVESCO MULTI-SECTOR FUND

      Supplement dated June 12, 2003 to Prospectus dated September 3, 2002

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Fund's distributor and will be responsible for the sale of the Fund's shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO and the distributor are subsidiaries of AMVESCAP PLC.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                              Class A      Class B      Class C
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                              5.50%        None         None
Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares          None(1)      5.00%(2)     1.00%(2)
Maximum Sales Charge on reinvested
  dividends/distributions                     None         None         None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."


Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

          With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original

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          cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

          In addition, you should also consider the factors below:

                              Class A           Class B       Class C

          Initial Sales
          Charge              5.50%             None          None

          CDSC1               1% on certain     1%-5% for     1% for shares
                              purchases held    shares held   held less than
                              less than 18      less than     12 months
                              months            6 years

          12b-1 Fee           0.35%             1.00%         1.00%

          Conversion          No                Yes2          No

          Purchase
          Order
          Maximum             None              $250,000      $1,000,000

          (1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

          (2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

          CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for

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          purchases of $1,000,000 or more. However, if you purchase shares worth
          $1,000,000 or more, you may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

          CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your hold period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

          Year Since
          Purchase Made                     Class B              Class C

          First                             5%                   1%
          Second                            4%                   None
          Third                             3%                   None
          Fourth                            3%                   None
          Fifth                             2%                   None
          Sixth                             1%                   None
          Seventh and following             None(1)              None

          (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

               RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

               LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

You will not pay a CDSC:
                o   if you purchase less than $1,000,000 of Class A shares;
                o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
                o if you redeem Class B shares you held for more than six years;

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                o   if you redeem Class C shares you held for more than twelve months;
                o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
                o if you redeem shares acquired through reinvestment of dividends and distributions;
                o   if you are a participant in a qualified retirement plan and redeem Class C shares in order to fund a distribution;
                o   if you are a qualified plan investing in Class A shares and elect to forego any dealer concession;
                o   on increases in the net asset value of your shares;
                o   to pay account fees;
                o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
                o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
                o for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

          Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a 1% CDSC of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

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Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston Texas 77210-4739; or call 1-800-347-4246.

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